Cash and Cash Equivalents (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	March 31, 2023	June 30, 2022
	US$	US$
Cash on hand	5,828	4,852
Cash held in banks	14,508,921	8,989,488
	14,514,749	8,994,340

	June 30, 2022	June 30, 2021
	US$	US$
Cash on hand	4,852	40,606
Cash held in banks	8,989,488	20,273,429
	8,994,340	20,314,035